Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue:
Total revenue	$ 194			$ 84			$ 495	$ 522	$ 625	$ 479	$ 576
Costs and expenses:
Cost of goods sold	24			109			321	401	517	690	746
Research and development	2,007			2,262			6,392	6,248	8,453	5,799	3,330
Selling, general and administrative	1,390			1,283			4,460	4,315	5,757	6,395	4,108
Total costs and expenses	3,421			3,654			11,173	10,964	14,727	12,884	8,184
Operating loss	(3,227)			(3,570)			(10,678)	(10,442)	(14,102)	(12,405)	(7,608)
Other income (expense):
Interest income	17			29			53	100	118	95
Interest expense	(112)						(112)				(1,736)
Change in fair value of convertible preferred stock warrant liability											250
Change in fair value of maturity date preferred stock warrant liability											10
Change in fair value of convertible shareholder notes derivative liability											(1,224)
Other expense	(1)			(3)			(2)	(3)	(3)	2	(2)
Other income (expense), net	(565)			26			(530)	97	115	97	(2,702)
Net loss	$ (3,792)	$ (3,750)	$ (3,665)	$ (3,544)	$ (3,217)	$ (3,584)	$ (11,208)	$ (10,345)	$ (13,987)	$ (12,308)	$ (10,310)
Net loss per share, basic and diluted (in dollars per share)	$ (0.63)			$ (0.83)			$ (2.13)	$ (2.43)	$ (0.36)	$ (0.32)	$ (1.23)
Weighted-average shares used in computing net loss per share, basic and diluted (in shares)	6,030,662			4,253,100			5,263,058	4,250,509	38,377,606	38,160,543	8,368,284
Product [Member]
Revenue:
Total revenue	$ 1			$ 52			$ 139	$ 223	$ 282	$ 389	$ 517
Collaboration Agreement [Member]
Revenue:
Total revenue	$ 193			$ 32			$ 356	$ 299	$ 343	$ 90	$ 59